MAL-Q1

Quarterly Report
June 30, 2026
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$51,801
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	45,802
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	325,000	331,915
		$429,518
General Obligations - General Purpose – 15.5%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$871,269
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	781,174
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	149,712
Clanton, AL, General Obligation Warrants, AGM, 5%, 10/01/2042	550,000	600,549
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	115,194	125,703
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	31,477	31,884
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	57,199	57,698
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	24,283	24,365
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	33,016	32,143
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	121,336	111,142
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	29,681
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	757,703
Gadsden, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2044	500,000	541,892
Gadsden, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2045	500,000	537,138
Marshall County, AL, General Obligation Warrants, 5%, 11/01/2054	500,000	515,577
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2046	500,000	533,530
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	725,429
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2042	750,000	824,820
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	248,989
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,029,587
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	522,055
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	518,837
Prattville, AL, General Obligation Warrants, 4.85%, 2/01/2050	500,000	511,309
Prattville, AL, General Obligation Warrants, 5%, 2/01/2055	500,000	514,451
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	473,890
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	57,892
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	69,238
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	29,138
		$11,226,795
General Obligations - Schools – 5.5%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$209,601
Huntsville, AL, General Obligation Warrants, “A”, 5%, 9/01/2045	750,000	824,797
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	488,967
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,007,111
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	988,807
Walker County, AL, Board of Education, Special Tax School Warrants, AGM, 4.25%, 3/01/2054	500,000	474,639
		$3,993,922
Healthcare Revenue - Hospitals – 7.0%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$960,991
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	500,521
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	924,117
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	300,000	318,254
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	450,000	473,318
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	13,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	$500,000	$460,156
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	957,040
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	490,000	470,435
		$5,078,291
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$249,977
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,006,197
		$1,256,174
Industrial Revenue - Other – 0.9%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 4.3%, 3/01/2056 (Put Date 3/01/2033)	$150,000	$150,118
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	500,000	467,439
		$617,557
Industrial Revenue - Paper – 0.7%
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$522,779
Land Development – 0.2%
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	$180,000	$166,862
Miscellaneous Revenue - Other – 1.1%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$260,000	$260,256
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	279,432
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	200,000	203,155
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,120
		$777,963
Multi-Family Housing Revenue – 2.9%
Alabama Housing Finance Authority, Multi-Family (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	$1,000,000	$1,013,481
Alabama Housing Finance Authority, Multi-Family Housing Rev. (The Grove at Foley Beach), “A”, 4.7%, 2/01/2045	500,000	502,360
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	211,899	215,759
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	520,000	380,899
		$2,112,499
Port Revenue – 1.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,013,878
Sales & Excise Tax Revenue – 8.2%
Cherokee County, AL, Board of Education Special Tax School Warrants, 5%, 12/01/2048	$1,000,000	$1,015,349
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	548,747
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	60,000	58,588
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	834,730
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	500,000	499,449
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	995,390
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	16,051
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	56,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	794,708
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	142,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	58,009
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	392,241
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,646
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	211,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	$237,000	$188,074
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	40,916
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	73,000
		$5,928,344
Single Family Housing - State – 8.2%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$455,000	$490,616
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2056	730,000	792,991
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, 4.7%, 10/01/2046	500,000	500,668
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, 5.75%, 4/01/2057	750,000	826,029
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	720,000	722,961
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 5.05%, 10/01/2045	495,000	516,295
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	695,000	756,702
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	725,000	781,822
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	390,657
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	130,266
		$5,909,007
State & Local Agencies – 4.6%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,246,640
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,280
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	726,723
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,071,521
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	40,000	46,621
		$3,301,785
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$74,496
Tax - Other – 8.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$45,000	$45,263
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	125,000	131,476
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	711,744
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,060
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	84,691
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	536,808
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	529,555
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	750,000	772,746
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	377,893
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	269,239
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	347,559
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	493,055
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	477,933
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	483,478
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	489,136
		$5,780,636
Tobacco – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$145,000	$133,098
Toll Roads – 0.7%
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$206,767
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	290,000	303,696
		$510,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 2.3%
Alabama Federal Aid Highway Finance Authority, Special Obligation Rev., “A”, 5%, 3/01/2045	$750,000	$814,776
Alabama Highway Authority, Special Obligation Rev., AGM, 5%, 9/01/2045	750,000	817,360
		$1,632,136
Universities - Colleges – 13.1%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$887,142
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	713,375
Alabama Community College System Board of Trustees Rev. (Coastal Alabama Community College), BAM, 5%, 10/01/2050	750,000	783,387
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	524,301
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	516,490
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,527,281
Homewood, AL, Educational Building Authority, Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	503,951
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	583,203
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	776,370
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	506,705
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	290,390
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	45,000	45,109
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	764,772
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	524,941
University of South Alabama, University Facilities Rev., “A”, 5%, 11/01/2051	500,000	517,859
		$9,465,276
Utilities - Municipal Owned – 0.1%
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	$15,000	$15,012
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,056
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,098
		$100,166
Utilities - Other – 6.1%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$500,000	$532,785
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	400,000	431,015
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	446,643
Black Belt Energy Gas District, AL, Gas Project Rev., “E”, 5%, 7/01/2033	400,000	418,922
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	325,834
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	434,157
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	1,014,690
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	300,000	313,006
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 6), “B”, 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	528,269
		$4,445,321
Water & Sewer Utility Revenue – 9.6%
Alabama Harvest-Monrovia Water, Sewer & Fire Protection Authority, Inc., Water & Sewer Rev., AGM, 4.5%, 4/01/2045	$750,000	$776,332
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	490,576
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	120,000	120,048
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	95,000	97,481
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,052,541
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	719,558
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	737,997
Montgomery, AL, Water Works & Sanitary Sewer Board Rev., 5%, 9/01/2045	500,000	543,255
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	945,014
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	775,686
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	441,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Texas Water Development Board State, Water Implementation Rev., “A”, 5%, 10/15/2058	$200,000	$207,171
		$6,906,659
Total Municipal Bonds		$71,383,625
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$93,288	$33,902
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$121,245	$87,145
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.67% (v)	400,165	$400,165

Other Assets, Less Liabilities – 0.6%		438,257
Net Assets – 100.0%		$72,343,094

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $400,165 and
$71,504,672, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $834,597, representing 1.2% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$71,470,770	$—	$71,470,770
U.S. Corporate Bonds	—	33,902	—	33,902
Investment Companies	400,165	—	—	400,165
Total	$400,165	$71,504,672	$—	$71,904,837
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,626,941	$4,487,241	$5,714,045	$(62)	$90	$400,165

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,368	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Alabama	85.3%
Puerto Rico	3.6%
Kentucky	1.4%
New York	1.4%
Illinois	0.8%
California	0.8%
Maryland	0.7%
Arkansas	0.7%
North Carolina	0.7%
Guam	0.6%
Louisiana	0.5%
Wisconsin	0.5%
Texas	0.4%
Massachusetts	0.4%
Pennsylvania	0.4%
U.S. Virgin Islands	0.3%
Virginia	0.3%
New Hampshire	0.3%
Colorado	0.2%
Iowa	0.1%
New Jersey	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.